Deferred Tax Assets And Deferred Tax Liabilities - Summary Of Deductible Losses That Are Not Recognized As Deferred Tax Assets Expiration (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	¥ 3,245,713	¥ 4,110,264
Within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	30,636	140,510
In the second year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	267,304	30,725
In the third year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	802,064	263,706
In the fourth year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	91,183	463,798
Beyond five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	765,504	779,670
No due date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	¥ 1,289,022	¥ 2,431,855